FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 537,528	$ 255,220
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	367,717	97,463
Trade receivables, net
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	165,063	153,544
Other receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	4,076	2,379
Long term deposit
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	431	499
Long term receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 241	$ 1,335